Loans payable – related party (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Loans Payable	$ 27,550	$ 27,550	$ 27,550	$ 27,550